Premises and Equipment - Detail of Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 72,902	$ 60,242
Less accumulated depreciation	(18,687)	(15,828)
Premises and equipment, net	54,215	44,414
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,022	17,022
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	31,686	29,937
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	425	368
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,521	9,760
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	353	304
Construction-In-Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 10,895	$ 2,851